Financial Instruments carried at Fair Value - Recognition of Trade Date Profit (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Recognitions of Trade Date Profit
Balance, beginning of period	€ 531	€ 596
New trades during the period	73	128
Amortization	(60)	(87)
Matured trades	(76)	(70)
Subsequent move to observability	(34)	(49)
Exchange rate changes	1	1
Balance, end of period	€ 434	€ 520